Commitments and Contingencies - Schedule of Operating and Financing Lease Activity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Finance lease cost:
Amortization of right-of-use assets	$ 2,008	$ 553
Interest on lease liabilities	213	77
Total finance lease cost	2,221	630
Operating lease cost
Operating leases	1,754	1,003
Total operating lease cost	1,754	1,003
Total lease cost	3,975	1,633
Cash paid for amounts included in the measurement of lease liabilities
Finance leases	2,292	551
Operating leases	$ 1,886	$ 1,039
Weighted-average remaining lease term (in years):
Finance leases	2 years	2 years
Operating leases	1 year 10 months 24 days	2 years 6 months
Weighted-average discount rate:
Finance Leases	7.00%	7.00%
Operating leases	9.10%	9.50%
Operating lease liabilities
Operating lease liabilities, current (Accrued expenses and other current liabilities)	$ 2,030	$ 1,412
Operating lease liabilities, noncurrent (Other long-term liabilities)	3,156	2,263
Total operating lease liabilities	5,186	3,675
Finance lease liabilities
Current portion (Accrued expenses and other current liabilities)	1,977	2,053
Finance lease liabilities, noncurrent (Other long-term liabilities)	1,149	1,907
Total finance lease liabilities	$ 3,126	$ 3,960